Related Party Disclosures	12 Months Ended
Jun. 30, 2025
Related Party Disclosures [Abstract]
RELATED PARTY DISCLOSURES
28.	RELATED PARTY DISCLOSURES

Loans with Related Parties

During the year ended 30 June 2025 the Company received capital contributions from European Lithium Limited (ASX: EUR), being the previous parent entity of the Company of $3,910,441 (note 18).

On 10 December 2024, the Company entered into a formal loan agreement with EUR to advance funds of up to AUD$2m. Funds of $946,020 (AUD$1.5m) were advanced on 13 December 2024. The loan was secured over the Company’s assets including the Wolfsberg Project and interest in the Tanbreez project. The loan accrued interest of 5% per annum. On 18 February 2025 the loan totaling $954,051 (including accrued interest of $8,031) was repaid in full. At 30 June 2025 there was nil amount owing and all security against the loan has been lifted.

As at 30 June 2025, the amount owing was $5,854,852 (30 June 2024: $4,268,857). Mr Tony Sage, Mr Malcolm Day and Mr Mykhailo Zhernov are Directors of EUR. Transactions between EUR and the Company are measured at the exchange amount as agreed to between the related parties.

Sales and Purchases between Related Parties

Balances between the Company and its subsidiaries which are related parties of the Company have been eliminated on consolidation and are not disclosed in this note. Details of percentage of ordinary shares held in subsidiaries are disclosed in Note 31 to the consolidated financial statements. Note 31 provides information about the group’s structure including the details of the subsidiaries and the holding company.

Transactions between related parties are on commercial terms and conditions no more favorable than those available to other parties unless otherwise stated. The following table provides the total amount of transactions and outstanding balances (excluding loans with related parties and remuneration) that have been entered into with related parties for the relevant financial year.

		Sales to related parties $	Purchases from related parties $	Amounts owed by related parties $	Amounts owed to related parties $
Cyclone Metals Limited	2025	-	548	-	-
Cyclone Metals Limited	2024	-	-	-	-

Mr Antony Sage is a director of Cyclone Metals Limited.

Agreements entered into with related parties

On 31 May 2025, the Company entered into a consulting agreement with Director Mike Ryan. Under the terms of the agreement, Michael Ryan is entitled to a payment of 3% of the value of the aware capped at $250,000 for the aware of a defence appropriations program related grant on or before 30 June 2027 (Milestone A), a payment of $250,000 upon the execution of a formal agreement of a suitably substantive and strategic nature on or before 30 June 2027 (Milestone B) and a net production royalty to be calculated at 2% of the Company’s first 12 months of net revenue derived specifically from an individual offtake agreement, with the percentage to drop to 1% of the second 12 months net revenue derived specifically from the same offtake agreement in relation to the Tanbreez Project on or before 30 June 2027.

On 5 June 2024, the Company entered into a heads of agreement (HOA) to acquire 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) from Rimbal Pty Ltd (Rimbal). On 23 July 2024, the Company issued 8,395,523 shares for the completion of stage 1 interest in Tanbreez (note 12). On 28 April 2025, CRML issued Rimbal an additional 5,000,000 shares at an issue price of $1.37 per share equating to a deemed value of $6,850,000 (note 21). Given the ongoing relationship with Rimbal as its business joint venture partner in respect to Tanbreez, and noting the potential impact on the Company’s share trading price in the event Rimbal were to divest all or some of its shares issued to them, the Company expressed an interest in taking measures for Rimbal to source alternative financing solutions. Subsequently, Rimbal secured supplementary financing of US$5.2 million via Red Dragon LLC under specific terms and conditions defined separately, which included pledging a certain portion of shared held by Rimbal. Separately, Okewood Pty Ltd, a related entity to Tony Sage, entered into an interest free loan arrangement with Rimbal for an amount of US$4.5m. An amount of $313,931 of certain costs associated with the financing with Red Dragon LLC have been paid by the Company (Refer note 4).

Investments with related parties

On 26 June 2025, EUR announced that in an off-market transaction that it had sold 2,000,000 shares it held in CRML to a US institutional investor at US$2.50 per shares for US$5.0m net proceeds to EUR. Mr Tony Sage, Mr Malcolm Day and Mr Mykhailo Zhernov are Directors of EUR.

Key management personnel

The following table discloses the remuneration of directors and key management personnel of the Company:

	30 June 2025 $	30 June 2024 $
Short-term employee benefits	1,512,519	296,978
Post-employment benefits	-	-
Share-based payments	25,409,893	-
Long-term employee benefits	-	-
	26,922,412	296,978

Equity instrument disclosures relating to key management personnel

(i)	RSUs to KMP

During the year ended 30 June 2025, a total of 89,243 RSU’s were issued to directors and key management personnel of the Company in lieu of director and consulting fees paid covering the period 1 July 2024 to 31 December 2024 (refer note 24).

On 7 June 2024, the Company issued 955,000 restricted stock units (RSU’s) to directors and management of the Company. On 1 July 2024, the Company issued 1,285,000 RSU’s to directors and management of the Company. The RSU’s were originally subject to varying vesting conditions. On 25 January 2025, the vesting period for all 2,240,000 RSU’s was revised to 27 February 2025 (refer note 24).

On 28 January 2025, the Company issued 100,000 RSU’s to Steve Parkes, the previous CFO of the Company (refer note 24).

On 28 January 2025, the Company issued 100,000 RSU’s to Michael Ryan, the newly appointed Director of the Company (refer note 24).

On 16 May 2025, the Company issued 1,810,000 RSU’s to Directors of the Company for past services provided. The RSU’s vest on 1 July 2025 (refer note 24).

(ii)	Shares to KMP

On 25 January 2025, the Company issued 100,000 shares to Bellatrix Corporate Pty Ltd (Bellatrix), a related party to the previous interim CFO of the Company Ms Melissa Chapman. The shares were issued in respect of accounting services provided to the Company by Bellatrix during the period up to 31 December 2024 (Refer note 24).

On 26 February 2025, the Company issued 500,000 shares to Tony Sage as a bonus for services provided which vested immediately (refer note 24).

(iii)	Prior Year Issues

During the year ended 30 June 2024, a total of 955,000 RSU’s were issued to Key management personnel (subject to vesting conditions.

During the year ended 30 June 2024, a total of 50,765 shares were issued to directors and key management personnel of the Company in lieu of director and consulting fees paid covering the period 29 February 2024 to 30 June 2024.